Equity - Summary of Dividends Declared (Parenthetical) (Detail)				12 Months Ended
	Jan. 28, 2020	Jun. 08, 2015	Nov. 05, 2013	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Series JJ 10% Cumulative Convertible Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Cumulative dividends annual rate	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%